Other liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other liabilities
11. Other liabilities
a)Other current liabilities
Other current liabilities comprise the following:

	Note	2023	2022
		$	$
Provision for losses on merchant accounts		5,280	2,693
Derivative financial liability	21	628	—
Other		1,951	1,531
		7,859	4,224
The movements in the provision for losses on merchant accounts are as follows:

	2023	2022
	$	$
Balance – Beginning of year	2,693	6,265
Provision made during the year	7,463	2,818
Provision used or reversed during the year	(4,899)	(6,390)
Effect of movements in exchange rates	23	—
Balance – End of year	5,280	2,693
b)Other non-current liabilities
Other non-current liabilities comprise the following:

	Note	2023	2022
		$	$
Derivative financial liability	21	7,152	—
Other		3,222	2,434
		10,374	2,434